RECAPITALIZATION	12 Months Ended
Mar. 31, 2015
RECAPITALIZATION [Text Block]
3.	RECAPITALIZATION

On June 13, 2014 the Company completed a recapitalization transaction where the Company acquired 100% of the issued and outstanding shares of Neuro. In exchange, the Company issued a total of 35,300,083 shares to the shareholders of Neuro which merged with a wholly-owned subsidiary of the Company, HMT Mergersub, for the purpose of the three-corner amalgamation. As a result, the former Neuro shareholders owned the majority of the outstanding shares of the Company upon completion of the transaction. Prior to the recapitalization transaction, the Company did not meet the definition of a business. Thus, the transaction is considered to be a capital transaction of Neuro accompanied by a recapitalization.

The ongoing Company has adopted the name Helius Medical Technologies, Inc. These financial statements present the results of Neuro with the exception of common stock which has been retroactively restated to reflect the Recapitalization (see Note 6). In connection with the Recapitalization, the Company advanced Neuro an unsecured loan in the amount of $150,000 (the "Bridge Loan"). The Bridge Loan was for a term of one year commencing on May 30, 2014, and was payable in a lump sum at the end of the term. The Bridge Loan bears interest at a rate of 8% per annum.

The net assets of Helius acquired were as follows,

Cash and cash equivalents	$23,904
Receivables	1,644
Bridge loan receivable	150,000
Prepaid expenses	5,970
Accounts payable and accrued liabilities	(18,628)
$162,890

The recapitalization transaction reflects a credit to additional paid-in capital of $162,890, the carrying value of the net assets of Helius at the time of the reverse merger.

In connection to the completion of the transaction, the Company completed a private placement of 15,240,000 units at CAD $0.50 per unit for a total of $7,016,002 (CAD $7,620,000) (Note 5). Each unit consisted of one common share of the Company and one-half of a share purchase warrant. Each whole share purchase warrant is exercisable at CAD $1.00 for a period of twenty-four months. In respect of this private placement, the Company paid aggregate finders’ fees of $379,806 (CAD $412,200) and issued 824,400 finders’ warrants. Each finder’s warrant is exercisable at CAD $1.00 per share for a period of two years.